Investment Objectives and Goals	Dec. 31, 2025
AZL® DFA International Core Equity Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
AZL® DFA U.S. Core Equity Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
AZL® Enhanced Bond Index Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to exceed the total return of the Bloomberg U.S. Aggregate Bond Index.
AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund, Class 1 and Class 2
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks a high level of current income while maintaining prospects for capital appreciation.
AZL® Fidelity Institutional Asset Management® Total Bond Fund, Class 1 and Class 2
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks a high level of current income.
AZL® Government Money Market Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income consistent with stability of principal.
AZL® International Index Fund, Class 1 and Class 2
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to match the performance of the MSCI EAFE Index as closely as possible.
AZL® Mid Cap Index Fund, Class 1 and Class 2
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to match the performance of the Standard & Poor’s MidCap 400® Index (“S&P 400 Index”) as closely as possible.
AZL® Moderate Index Strategy Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
AZL® MSCI Global Equity Index Fund, Class 1 and Class 2
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to match the performance of the MSCI World Index as closely as possible.
AZL® Russell 1000 Growth Index Fund, Class 1 and Class 2
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to match the total return of the Russell 1000® Growth Index.
AZL® Russell 1000 Value Index Fund, Class 1 and Class 2
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to match the total return of the Russell 1000® Value Index.
AZL® S&P 500 Index Fund, Class 1 and Class 2
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to match the total return of the Standard & Poor’s 500 Index (“S&P 500®”).
AZL® Small Cap Stock Index Fund, Class 1 and Class 2
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to match the performance of the Standard & Poor’s (S&P) SmallCap 600® Index.
AZL® T. Rowe Price Capital Appreciation Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation with preservation of capital as an important intermediate-term objective.